Other non-current assets	12 Months Ended
Dec. 31, 2014
Other non-current assets [Abstract]
Other non-current assets
7. Other non-current assets:

The amount of other non-current assets shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31,
	2013	2014
Deferred mobilization expenses	$72,624	$43,327
Intangible assets, net	6175	4732
Other	29,079	57,910
Total	$107,878	$105,969